Related Party Transactions (Amounts Due from a Related Party) (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
RELATED PARTY TRANSACTIONS [Abstract]
Net amounts due from a related party	[1]		¥ 858	¥ 2,378
Total		$ 139	¥ 858	¥ 2,378

[1]	(i) Net amount due from a shareholder is related to the amount receivable related to the interest rate swap and foreign exchange contracts novated from a shareholder (Note 20), which is partially offset by payables to the same shareholder in connection with interest payable in the amount of RMB990 and board meeting expenses paid by the same shareholder on behalf of the Company in the amount of RMB530.